CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 22,566	$ 11,735	$ (7,493)
Unrealized gains (losses) on available-for-sale debt securities:
Changes in unrealized gains (losses)	2,928	(866)	(530)
Less: reclassification adjustments for losses (gains) included in net income (loss)			(18)
Other comprehensive income (loss) before tax	2,928	(866)	(548)
Income tax benefits (income tax expenses) related to components of other comprehensive loss	(673)	199	125
Other comprehensive income (loss), net of tax	2,255	(667)	(423)
Comprehensive income (loss)	$ 24,821	$ 11,068	$ (7,916)